Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Available-for-sale Securities and Held-to-maturity Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017		Mar. 31, 2016
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	¥ 35,295,934		¥ 37,514,733
Available-for-sale securities, Gross unrealized gains	3,859,750		3,776,404
Available-for-sale securities, Gross unrealized losses	65,585		64,906
Available-for-sale securities, Fair value	39,090,099		41,226,231
Held-to-maturity securities, Amortized cost	3,587,321		3,866,668
Held-to-maturity securities, Gross unrealized gains	62,579		79,573
Held-to-maturity securities, Gross unrealized losses	12,149		14,993
Held-to-maturity securities, Fair value	3,637,751		3,931,248
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	25,435,570		28,427,163
Available-for-sale securities, Gross unrealized gains	396,057		701,250
Available-for-sale securities, Gross unrealized losses	5,339		572
Available-for-sale securities, Fair value	25,826,288		29,127,841
Held-to-maturity securities, Amortized cost	1,100,955		1,101,107
Held-to-maturity securities, Gross unrealized gains	43,115		58,008
Held-to-maturity securities, Fair value	1,144,070		1,159,115
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,010,336		441,720
Available-for-sale securities, Gross unrealized gains	9,598		13,362
Available-for-sale securities, Gross unrealized losses	4,445		84
Available-for-sale securities, Fair value	1,015,489		454,998
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	2,162,897		2,046,787
Available-for-sale securities, Gross unrealized gains	14,006		28,850
Available-for-sale securities, Gross unrealized losses	26,974		1,569
Available-for-sale securities, Fair value	2,149,929		2,074,068
Held-to-maturity securities, Amortized cost	61,135		89,335
Held-to-maturity securities, Gross unrealized gains	1,113		1,344
Held-to-maturity securities, Gross unrealized losses			424
Held-to-maturity securities, Fair value	62,248		90,255
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,121,967		998,616
Available-for-sale securities, Gross unrealized gains	20,854		25,388
Available-for-sale securities, Gross unrealized losses	1,089		724
Available-for-sale securities, Fair value	1,141,732		1,023,280
Held-to-maturity securities, Amortized cost	100		200
Held-to-maturity securities, Fair value	100		200
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,203,685		898,381
Available-for-sale securities, Gross unrealized gains	551		292
Available-for-sale securities, Gross unrealized losses	15,318		11,921
Available-for-sale securities, Fair value	1,188,918		886,752
Held-to-maturity securities, Amortized cost	962,492		938,505
Held-to-maturity securities, Gross unrealized gains	4,009	[1]	5,899	[2]
Held-to-maturity securities, Gross unrealized losses	11,196	[3]	4,923	[4]
Held-to-maturity securities, Fair value	955,305		939,481
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	159		229
Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	4,662		(6,183)
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	80,564		192,585
Available-for-sale securities, Gross unrealized gains	454		618
Available-for-sale securities, Gross unrealized losses	750		3,074
Available-for-sale securities, Fair value	80,268		190,129
Held-to-maturity securities, Amortized cost	184,336		201,126
Held-to-maturity securities, Gross unrealized gains	5,065		5,551
Held-to-maturity securities, Gross unrealized losses	768	[3]	638	[4]
Held-to-maturity securities, Fair value	188,633		206,039
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	7,295		(8,748)
Debt Securities [Member] | Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,374,754		1,669,114
Available-for-sale securities, Gross unrealized gains	5,416		1,969
Available-for-sale securities, Gross unrealized losses	1,898		4,301
Available-for-sale securities, Fair value	1,378,272		1,666,782
Held-to-maturity securities, Amortized cost	1,278,303		1,536,395
Held-to-maturity securities, Gross unrealized gains	9,277		8,771
Held-to-maturity securities, Gross unrealized losses	185		9,008
Held-to-maturity securities, Fair value	1,287,395		1,536,158
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	169,185	[5]	180,322	[6]
Available-for-sale securities, Gross unrealized gains	4,899	[5]	4,657	[6]
Available-for-sale securities, Gross unrealized losses	3,295	[5]	2,194	[6]
Available-for-sale securities, Fair value	170,789	[5]	182,785	[6]
Debt Securities [Member] | Other Debt Securities [Member] | Private Placement Debt Conduit Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value	160,479		168,678
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	2,736,976		2,660,045
Available-for-sale securities, Gross unrealized gains	3,407,915		3,000,018
Available-for-sale securities, Gross unrealized losses	6,477		40,467
Available-for-sale securities, Fair value	¥ 6,138,414		¥ 5,619,596

[1]	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥159 million at March 31, 2017 and are not included in the table above.
[2]	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥229 million at March 31, 2016 and are not included in the table above.
[3]	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥4,662 million and ¥7,295 million, respectively, at March 31, 2017 and are not included in the table above.
[4]	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥6,183 million and ¥8,748 million, respectively, at March 31, 2016 and are not included in the table above.
[5]	Other debt securities in the table above include ¥160,479 million of private placement debt conduit bonds.
[6]	Other debt securities in the table above include ¥168,678 million of private placement debt conduit bonds.